Derivative liability (Tables)	9 Months Ended
Sep. 30, 2020
Derivative liability
Schedule of changes in fair values of the derivative liability

	September 30,	December 31,
	2020	2019
Balance, beginning	$7,072,134	$4,752,875
Warrants issued	—	—
Warrants exercised	(4,357,931)	(607,133)
Changes in fair value of derivative liabilities	7,758,928	2,926,392
Balance, ending	$10,473,131	$7,072,134